UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - December 31, 2007 (Unaudited)

COMMON STOCKS: 99.9%					Shares	Value

Bermuda: 2.2%
Covidien Ltd.					108,065	$4,786,199
Tyco International Ltd.					490,372	18,207,512
						22,993,711
Brazil: 1.5%
Centrais Electricas Brasileiras S.A., ADR					785,130	10,265,575
Contax Participacoes S.A., ADR					115,700	155,038
Tele Norte Leste Participacoes S.A., ADR					115,700	2,230,696
Telecomunicacoes Brasileiras S.A., ADR					115,700	2,720,107
TIM Participacoes S.A., ADR					10,714	374,454
Vivo Participacoes S.A., ADR					74,350	406,695
						16,152,565
Canada: 1.0%
Nortel Networks Corp.*					687,230	10,370,301

France: 11.9%
Alcatel-Lucent S.A.(1)					2,716,500	19,659,715
Carrefour S.A.(1)					301,076	23,457,632
Carrefour S.A.**					19,129	1,490,391
Credit Agricole S.A.(1)					213,400	7,197,875
France Telecom S.A.(1)					724,930	26,094,347
Natixis(1)					469,800	9,025,488
Sanofi-Aventis S.A.					412,935	38,023,025
						124,948,473
Germany: 6.9%
Deutsche Post AG					486,000	16,705,182
Deutsche Telekom AG					2,109,400	46,322,414
Hypo Real Estate Holding AG(1)					74,575	3,936,070
Infineon Technologies AG*(1)					310,800	3,667,050
Infineon Technologies AG**					143,800	1,696,660
						72,327,376
Italy: 4.9%
Intesa Sanpaolo SpA					1,652,950	13,074,326
Telecom Italia SpA					5,396,374	16,765,762
Telecom Italia Savings Shares SpA					7,883,850	18,742,228
Unipol Gruppo Finanziario SpA(1)					773,400	2,450,900
						51,033,216
Japan: 31.4%
Aiful Corp.(1)					537,500	9,603,455
Akita Bank Ltd.					327,000	1,498,671
Astellas Pharma, Inc.					125,500	5,470,930
Chuo Mitsui Trust Holdings, Inc.					1,040,000	7,978,159
Dai Nippon Printing Co. Ltd.					884,000	13,001,047
Daiichi Sankyo Co. Ltd.					469,602	14,460,286
Fuji Film Holdings Corp.					170,200	7,206,248
Hitachi Ltd.(1)					3,009,800	22,442,496
Millea Holdings, Inc.					458,300	15,466,061
Mitsubishi UFJ Financial Group, Inc.(1)					2,471,000	23,158,367
Mitsui Sumitomo Insurance Co. Ltd.					2,092,000	20,374,131
Mizuho Financial Group, Inc.					4,530	21,653,493
NEC Corp.(1)					1,668,000	7,689,388
Nippon Telegraph & Telephone Corp.					6,828	34,165,976
Ono Pharmaceutical Co. Ltd.					161,600	7,550,929
Rohm Co. Ltd.					171,400	14,959,048
San-In Godo Bank Ltd.					116,000	927,252
Seven & I Holding Co. Ltd.					791,000	23,082,487
Sony Corp.					223,800	12,420,534
Sumitomo Mitsui Financial Group, Inc.(1)					2,914	21,832,502
Taisho Pharmaceutical Co. Ltd.(1)					504,000	9,699,682

					Shares	Value
Takeda Pharmaceutical Co. Ltd.					123,800	7,280,723
Takefuji Corp.(1)					385,870	9,377,765
TDK Corp.					147,400	10,977,648
The 77 Bank Ltd.					246,000	1,539,220
Yamaguchi Financial Group Inc.					418,000	4,867,905
						328,684,403

Mexico: 1.4%
Telefonos de Mexico S.A. - Class L, ADR					397,680	14,650,531

Netherlands: 10.9%
Aegon N.V.					1,215,544	21,486,184
Akzo Nobel N.V.					224,600	17,991,748
Koninklijke Ahold N.V.*					1,382,552	19,263,566
SNS Reaal**					176,335	3,959,971
STMicroelectronics N.V.					1,067,200	15,290,941
Unilever N.V.					688,404	25,313,004
Wolters Kluwer N.V.					331,791	10,904,938
						114,210,352
New Zealand: 0.5%
Telecom Corp. of New Zealand Ltd.(1)					1,514,361	5,069,387

Portugal: 1.7%
Portugal Telecom SGPS, S.A.					1,347,517	17,593,329

South Korea: 5.7%
Korea Electric Power Corp., ADR*					553,200	11,534,220
KT Corp., ADR*					350,100	9,032,580
LG Electronics, Inc.					48,103	5,138,935
Samsung Electronics Co. Ltd.					30,200	17,938,358
SK Telecom Co., Ltd., ADR					495,300	14,779,752
						58,423,845
Spain: 1.2%
Telefonica S.A.(1)					396,401	12,877,784

Switzerland: 4.2%
Nestle S.A.					27,990	12,855,894
Swisscom AG					40,600	15,850,550
Swiss Reinsurance					218,200	15,505,181
						44,211,625
United Kingdom: 14.5%
AstraZeneca Plc					693,255	29,863,063
British Sky Broadcasting Group Plc					802,600	9,889,490
GlaxoSmithKline Plc					1,276,608	32,502,157
HSBC Holdings Plc					908,314	15,224,119
ITV Plc					8,228,300	13,987,886
Marks & Spencer Group Plc					1,402,419	15,633,272
Royal Bank of Scotland Group Plc					97,017	857,462
Wm. Morrison Supermarkets Plc					5,267,011	33,760,136
						151,717,585
TOTAL COMMON STOCKS (cost $910,964,908)						$1,045,264,483

					Principal
SHORT-TERM INVESTMENT: 0.3%					Amount	Value
Repurchase Agreement: 0.3%
State Street & Trust Repurchase Agreement, (Dated 12/31/2007),					$ 3,495,579	$3,495,579
due 1/2/2008, 2.55%, [Collateralized by $1,895,000, Fannie Mae, 3.76%,
01/25/36 and $2,510,000, Freddie Mac, 3.47%, 02/15/36, (Market Value
$3,565,860)] (proceeds $3,496,075).

TOTAL SHORT-TERM INVESTMENT (cost $3,495,579)						$3,495,579

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 8.0%

Investment Companies
State Street Navigator Securities Lending Prime Portfolio					$ 83,985,350	$83,985,350

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(cost $83,985,350)						$83,985,350

TOTAL INVESTMENTS IN SECURITIES (cost $998,445,837^): 108.2%						$1,132,745,412
Liabilities in excess of Other Assets: (8.2)%						(86,516,859)
NET ASSETS: 100.0%						$1,046,228,553

*	Non-income producing security.
**						Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the
Securities Act of 1933 (the "Act") or was aquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total
$7,147,022, which represents 0.68% of total net assets.
ADR	American Depositary Receipt
(1)						This security or a portion of this security is out on loan at December 31, 2007.
Total loaned securities had a market value of $80,053,692 at December 31, 2007.

TRANSACTIONS WITH AFFILIATES

The following issuer is affiliated with Brandes Institutional International Equity Fund ("BIIEX"); that is, BIIEX held 5% or more of the outstanding voting securities during the period from October 1, 2007 through December 31, 2007.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuer is:

	Share Balance			Share Balance	Dividend	Value
Issuer Name	At October 1, 2007	Additions	Reductions	At December 31, 2007	Income	At December 31, 2007
Mitsubishi UFJ Financial Group, Inc.	2,471,000	–	–	2,471,000	$ 143,160	$ 23,158,367

^ The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Cost of Investments					$ 998,445,837
Gross unrealized appreciation						$ 194,998,269
Gross unrealized depreciation						$ (60,698,694)
Net unrealized appreciation					$ 134,299,575

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Brandes Institutional Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS - December 31, 2007 (Unaudited)
		Principal
		Amount	Value
CORPORATE BONDS: 2.3%
Cable / Media: 0.9%
Comcast Corp., 5.85%, 11/15/15(1)		$40,000	$40,287

Pharmaceuticals: 1.4%
Wyeth, 5.50%, 02/01/14(1)		65,000	66,018

TOTAL CORPORATE BONDS (cost $106,764)			$106,305

FEDERAL AND FEDERALLY SPONSORED CREDIT: 94.5%
Federal Home Loan Mortgage Corp.
Gold Pool, 6.50%, 12/28/37(2)		$275,000	$282,648
Gold Pool, 6.00%, 12/28/37(2)		400,000	405,875
Gold Pool, 5.50%, 12/28/37(2)		110,000	109,760
			798,283
Federal National Mortgage Association
15 Year, 5.00%, 12/28/22(2)		400,000	400,375
30 Year, 5.50%, 12/28/37(2)		400,000	399,500
			799,875
United States Government
United States Treasury Bond, 6.88%, 08/15/25(3)		275,000	353,590
United States Treasury Note, 4.00%, 03/15/10(3)		1,400,000	1,428,766
United States Treasury Note, 4.50%, 02/15/16(3)		1,020,000	1,061,676
			2,844,032

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $4,432,587)			$4,442,190

SHORT-TERM INVESTMENTS: 54.9%
Discount Note: 17.0%
Federal Home Loan Bank Discount Note, 1.80%, 01/02/08(3)		$800,000	$800,000

Repurchase Agreement: 24.0%
State Street & Trust Repurchase Agreement, (Dated 12/31/2007),		1,127,610	1,127,610
due 1/2/2008, 2.55%, [Collateralized by $1,310,000, FH, 5.60%,
05/01/36 (Market Value $1,154,404)] (proceeds $1,127,769).

United States Government: 13.9%
United States Treasury Bill, 2.40%, 01/03/08(3)		655,000	655,000

TOTAL SHORT-TERM INVESTMENTS (cost $2,582,610)			$2,582,610

TOTAL INVESTMENTS IN SECURITIES (cost $7,121,961): 151.7%			$7,131,105
Liabilities in excess of Other Assets: (51.7)%			(2,428,567)
NET ASSETS: 100.0%			$4,702,538

Percentages are based on Net Assets.
(1) Callable.
(2) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3) Security pledged as collateral for when-issue purchase commitments outstanding as of December 31, 2007.
(4) Floating rate or variable rate security. Rate shown is as December 31, 2007.

*The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows[1]:

Cost of investments	$ 7,121,961
Gross unrealized appreciation		$ 9,603
Gross unrealized depreciation		$ (459)
Net unrealized depreciation	$ 9,144

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Brandes Institutional Enhanced Income Fund
SCHEDULE OF INVESTMENTS - December 31, 2007 (Unaudited)

			Shares	Value
	COMMON STOCKS: 18.2%
	Automobiles: 2.1%
	Ford Motor Co.(1)		11,400	$76,722
	General Motors Corp.		3,000	74,670
				151,392
	Chemicals: 0.9%
	Dow Chemical Co.		1,640	64,649

	Commercial Banks: 1.7%
	HSBC Holdings Plc		3,200	53,635
	Royal Bank of Scotland Group Plc		8,100	71,590
				125,225
	Communications Equipment: 0.8%
	Alcatel-Lucent		8,640	62,529

	Computers & Peripherals: 0.9%
	Dell, Inc.(1)		2,600	63,726

	Diversified Financial Services: 1.2%
	Citigroup, Inc.		3,000	88,320

	Diversified Telecom Services: 1.5%
	France Telecom S.A.		1,500	53,994
	Verizon Communications, Inc.		1,200	52,428
				106,422
	Electric Utilities: 0.7%
	Korea Electric Power Corp. - ADR(1)		2,600	54,210

	Health Care Equipment & Supplies: 0.9%
	Boston Scientific Corp.(1)		5,610	65,244

	Pharmaceuticals: 4.6%
	Bristol-Myers Squibb Co.		2,400	63,648
	GlaxoSmithKline Plc		2,500	63,649
	Johnson & Johnson		1,000	66,700
	Pfizer, Inc.		3,300	75,009
	Sanofi-Aventis S.A.		700	64,456
				333,462
	Software: 0.9%
	Microsoft Corporation		1,800	64,080

	Specialty Retail: 1.1%
	The Home Depot, Inc.		2,900	78,126

	Wireless Telecom Services: 0.9%
	SK Telecom Co., Ltd. - ADR		2,200	65,648

	TOTAL COMMON STOCKS (cost $1,331,191)			$1,323,033

			Principal
	CORPORATE BONDS: 2.0%		Amount	Value
	Cable / Media: 0.8%
	Comcast Corp., 5.85%, 11/15/15(5)		$55,000	$55,395

	Pharmaceuticals: 1.2%
	Wyeth, 5.50%, 2/1/14(5)		85,000	86,332

	TOTAL CORPORATE BONDS (cost $142,329)			$141,727

	FEDERAL AND FEDERALLY SPONSORED CREDIT: 66.6%
	Federal Home Loan Mortgage Corp.
	Gold Pool, 6.00%, 12/28/37(2)		$455,000	$461,683
	Gold Pool, 5.50%, 12/28/37(2)		100,000	99,781
	Gold Pool, 6.50%, 12/28/37(2)		295,000	303,205
				864,669
	Federal National Mortgage Association
	15 Year, 5.00%, 12/28/22(2)		455,000	455,427
	30 Year, 5.50%, 12/28/37(2)		455,000	454,431
				909,858
	United States Government
	United States Treasury Bond, 6.88%, 08/15/25(3)		385,000	495,026
	United States Treasury Note, 4.50%, 02/15/16(3)		855,000	889,934
	United States Treasury Note, 4.00%, 03/15/10(3)		1,645,000	1,678,800
				3,063,760

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $4,828,297)				$4,838,287

	SHORT-TERM INVESTMENTS: 69.2%
	Discount Note: 22.8%
	Federal Home Loan Bank Discount Note, 1.80%, 01/02/08(3)		$1,300,000	$1,300,000
	Federal National Mortgage Association Discount Note, 1.80%, 01/02/08		355,000	355,000
				1,655,000
	Repurchase Agreement: 19.3%
	State Street & Trust Repurchase Agreement, (Dated 12/31/2007),		1,398,570	1,398,570
	due 1/2/2008, 2.55%, [Collateralized by $1,620,000, FH, 5.60%,
	05/01/36 (Market Value $1,457,584)] (proceeds $1,398,769).

	United States Government: 27.1%
	United States Treasury Bill, 2.40%, 01/03/08(3)		1,970,000	1,970,000

	TOTAL SHORT-TERM INVESTMENTS (cost $5,023,570)			$5,023,570

	TOTAL INVESTMENTS IN SECURITIES (cost $11,325,387): 156.0%			$11,326,617
	Liabilities in excess of Other Assets: (56.0)%			(4,064,337)
	NET ASSETS: 100.0%			$7,262,280

	Percentages are based on Net Assets.
	(1) Non-income producing security.
(2) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3) Security pledged as collateral for when-issue purchase commitments outstanding as of December 31, 2007.
(4) Floating rate or variable rate security. Rate shown is as December 31, 2007.
	(5) Callable.
ADR	American Depositary Receipt

*The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows[1]:

	Cost of investments	$ 11,325,387
	Gross unrealized appreciation		$ 11,500
	Gross unrealized depreciation		$ (10,270)
	Net unrealized appreciation	$ 1,230

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS - December 31, 2007 (Unaudited)
		Principal
		Amount	Value
ASSET BACKED SECURITIES: 4.9%
Credit Cards: 1.7%
Capital One Master Trust, 4.44%, 12/15/10(3)(4)(5)		$2,920,000	$2,921,292

Equipment: 3.2%
Airplanes Pass Through Trust, 4.61%, 3/15/19(4)(5)		1,124,767	1,034,786
DVI Receivables Corp., 3.65%, 03/14/11(4)(5)		3,763,230	2,530,772
Lease Investment Flight Trust, 3.51%, 07/15/31(4)		3,285,000	2,069,550
			5,635,108

TOTAL ASSET BAKCED SECURITIES (cost $9,458,161)			$8,556,400

CORPORATE BONDS: 67.5%
Advertising: 1.1%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14(5)		$2,325,000	$1,976,250

Auto Parts & Equipment: 2.5%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14(5)		2,465,000	2,070,600
Lear Corp., 5.75%, 08/01/14(5)		300,000	246,000
Visteon Corp., 7.00%, 03/10/14(5)		2,845,000	2,133,750
			4,450,350
Banks and Thrifts: 5.1%
National City Corp., 4.90%, 01/15/15		2,010,000	1,836,676
SunTrust Banks, Inc., 5.25%, 11/05/12(3)		1,615,000	1,627,282
Washington Mutual, Inc., 4.63%, 04/01/14(5)		4,110,000	3,211,151
Washington Mutual, Inc., 7.25%, 11/01/17		2,690,000	2,369,174
			9,044,283
Building Materials: 3.8%
Masco Corp., 6.13%, 10/3/16(5)		2,230,000	2,199,436
Mohawk Industries, Inc., 6.13%, 01/15/16(5)		2,780,000	2,782,541
USG Corp., 6.30%, 11/15/16(5)		1,810,000	1,635,141
			6,617,118
Commercial Services: 1.5%
Quebecor World Capital Corp., 6.13%, 11/15/13(1)(5)		3,480,000	2,710,050

Computers: 1.8%
Unisys Corp., 6.88%, 03/15/10		3,265,000	3,093,588

Diversified Financial Services: 16.4%
American General Finance Corp., 5.90%, 09/15/12		2,430,000	2,457,994
CIT Group, Inc., 7.63%, 11/30/12		3,405,000	3,451,328
CIT Group, Inc., 6.10%, 03/15/67(5)		1,635,000	1,187,172
Countrywide Financial Corp., 5.80%, 06/07/12		7,420,000	5,420,303
Ford Motor Credit Co., 7.25%, 10/25/11		3,945,000	3,416,997
Ford Motor Credit Co., 6.63%, 06/16/08		2,420,000	2,384,741
GMAC LLC, 6.88%, 09/15/11		1,515,000	1,296,073
GMAC LLC, 6.75%, 12/01/14		3,415,000	2,754,365
GMAC LLC, 6.13%, 01/22/08		535,000	535,080
Residential Capital LLC, 8.00%, 04/17/13(5)		9,790,000	6,020,850
			28,924,903
Electric Utilities: 2.1%
Commonwealth Edison Co., 5.95%, 08/15/16(5)		1,355,000	1,374,577
FirstEnergy Corp., 6.45%, 11/15/11(5)		240,000	247,828
Nisource Finance Corp., 5.25%, 09/15/17(5)		1,840,000	1,691,538
Xcel Energy, Inc., 7.00%, 12/01/10(5)		425,000	447,388
			3,761,331
Electronics: 2.2%
Celestica Inc., 7.63%, 07/01/13(5)		3,125,000	2,914,063
Sanmina-SCI Corp., 8.13%, 03/01/16(5)		1,120,000	992,600
			3,906,663
Food: 2.2%
Chiquita Brands International, Inc., 7.50%, 11/01/14(5)		1,485,000	1,303,088
Tyson Foods, Inc., 6.85%, 04/01/16(5)		2,545,000	2,611,564
			3,914,652
Forest Products & Paper: 6.2%
Abiti-Consolidated Co. of Canada, 6.00%, 06/20/13(5)		3,950,000	2,690,938
Catalyst Paper Corp., 8.63%, 06/15/11(5)		4,950,000	4,108,500
Tembec Industries, Inc., 8.50%, 02/01/11(5)		8,355,000	4,031,288
			10,830,726
Healthcare-Services 3.7%
Tenet Healthcare Corp., 9.88%, 07/01/14(5)		6,835,000	6,510,338

Home Builders: 6.8%
Centex Corp. 6.50%, 5/1/16(5)		3,165,000	2,812,970
K Hovnanian Enterprises, Inc., 7.50%, 05/15/16(5)		1,885,000	1,319,500
Lennar Corp., 5.60%, 05/31/15(5)		4,320,000	3,291,935
Pulte Homes, Inc., 5.20%, 02/15/15(5)		3,490,000	2,886,785
Toll Brothers Finance Corp., 5.15%, 05/15/15(5)		1,745,000	1,583,518
			11,894,708
Insurance: 0.1%
Unum Group., 7.63%, 03/01/11(5)		120,000	128,007

Cable / Media: 4.9%
Comcast Corp., 5.85%, 11/15/15(5)		1,385,000	1,394,943
Historic TW, Inc., 9.13%, 01/15/13		450,000	511,235
Knight-Ridder, Inc., 5.75%, 09/01/17(5)		5,080,000	3,714,836
Knight-Ridder, Inc., 9.88%, 04/15/09		800,000	802,223
Viacom, Inc., 6.25%, 04/30/16(5)		2,250,000	2,263,660
			8,686,897
Miscellaneous Manufacturing: 0.2%
Bombardier, Inc., 6.30%, 05/01/14(5)		400,000	391,000

Pharmaceuticals: 3.0%
Merck & Co., Inc., 4.75%, 03/01/15(3)(5)		1,835,000	1,825,063
Schering-Plough Corp., 5.55%, 12/01/13(4)(5)		1,700,000	1,720,024
Wyeth, 5.50%, 2/01/14(5)		1,650,000	1,675,847
			5,220,934
Semiconductors: 0.6%
MagnaChip Semiconductor S.A., 8.00%, 12/15/14(5)		1,340,000	1,005,000

Telecommunications: 3.3%
Citizens Communications Co., 9.25%, 05/15/11(5)		525,000	568,313
Nextel Communications, Inc., 5.95%, 03/15/14(5)		1,180,000	1,109,163
Sprint Nextel Corp., 6.00%, 12/01/16(5)		2,595,000	2,485,473
Verizon New York, Inc., 6.88%, 04/01/12(5)		1,590,000	1,687,001
			5,849,950

TOTAL CORPORATE BONDS (cost $127,690,642)			$118,916,748

OTHER MORTGAGE RELATED SECURITIES: 14.8%
Commercial Mortgages: 4.0%
GS Mortgage Securities Corp. II, 4.75%, 07/10/39(5)		$2,485,000	$2,382,052
JP Morgan Chase Commercial Mortgage Securities, 5.43%, 12/12/43(5)		4,595,000	4,620,511
			7,002,563
Sub-Prime Mortgages: 10.6%
Argent Securities, Inc., 4.58%, 11/25/34(4)(5)		1,765,000	1,650,951
Countrywide Asset-Backed Certificates, 4.43%, 12/25/34(4)(5)		1,810,000	1,726,924
Countrywide Asset-Backed Certificates, 4.23%, 04/25/35(4)(5)		1,810,000	1,627,925
First Franklin Mortgage Loan Asset Backed Certificates, 4.33%, 10/25/34(4)(5)		2,345,000	2,183,495
J.P. Morgan Mortgage Acquisition Corp., 3.55%, 4/25/36(3)(4)(5),		4,260,000	4,076,835
Park Place Securities, Inc., 6.78%, 12/25/34(4)(5)		3,675,000	2,843,116
Structured Asset Investment Loan Trust, 3.76%, 07/25/35(4)(5)		4,654,000	4,519,329
			18,628,575
Collateralized Mortgage Obligations (CMO): 0.2%
Wells Fargo Mortgage Backed Securities Trust, 6.14%, 10/25/36(4)(5)		273,146	276,902

TOTAL OTHER MORTGAGE RELATED SECURITIES (cost $38,679,584)			$25,908,040

FEDERAL AND FEDERALLY SPONSORED CREDIT: 22.0%
Federal Home Loan Mortgage Corp.
Gold Pool, 6.00%, 12/06/37(2)		$7,775,000	$7,889,199
Gold Pool, 5.50%, 12/06/37(2)		4,060,000	4,051,117
Pool #847606, 5.87%, 09/01/36(3)		3,541,367	3,628,454
Pool #847645, 5.69%, 12/01/36(3)		1,027,808	1,045,888
Pool #1Q0339, 5.69%, 01/01/37(3)		1,565,643	1,591,389
Pool #1J0244, 5.72%, 04/01/37(3)(4)		1,131,147	1,148,943
			19,354,990
Federal National Mortgage Association
15 Year, 5.00%, 7/01/22 (2)		7,995,000	8,002,499
30 Year, 5.50%, 7/01/37 (2)		7,995,000	7,985,006
Pool #634757, 5.50%, 03/01/17		878,923	892,212
Pool #735628, 4.66%, 05/01/35		4,332	4,291
Pool #852435, 5.54%, 02/01/36(3)		757,826	758,672
			17,642,680
Small Business Administration
Small Business Administration Participation Certificates, 6.34%, 08/01/21(5)		446,575	467,272
Small Business Administration Participation Certificates, 5.87%, 05/01/26(5)		457,757	476,619
Small Business Administration, 5.38%, 03/10/17(5)		869,538	862,786
			1,806,677

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $25,704,981)			$38,804,347

SHORT-TERM INVESTMENTS: 5.5%
Repurchase Agreement: 5.5%
State Street & Trust Repurchase Agreement, (Dated 12/31/2007),		$9,663,837	$9,663,837
due 1/2/2008, 2.55%, [Collateralized by $2,295,000, Fannie Mae, 3.76%,
01/25/36 and $9,725,000, Freddie Mac, 3.47%, 01/15/36, (Market Value
$9,860,486)] (proceeds $9,665,206).(3)

TOTAL SHORT-TERM INVESTMENTS (cost $9,663,837)			$9,663,837

TOTAL INVESTMENTS IN SECURITIES (cost $211,197,205): 114.7%			$201,849,372
Liabilities in excess of Other Assets: (14.7)%			(25,846,433)
NET ASSETS: 100.0%			$176,002,939

Percentages are based on Net Assets.
(1) In default.
(2) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3) Security pledged as collateral for when-issue purchase commitments outstanding as of December 31, 2007.
(4) Floating rate or variable rate security. Rate shown is as December 31, 2007.
(5) Callable.

*The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows[1]:

Cost of investments	$ 211,197,205
Gross unrealized appreciation		$ 1,198,852
Gross unrealized depreciation		$ (10,546,685)
Net unrealized depreciation	$ (9,347,833)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)    /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date       2/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date       2/28/08

By (Signature and Title)*    /s/ Gary Iwamura
  Gary Iwamura, Treasurer

Date      2/28/08

* Print the name and title of each signing officer under his or her signature.